Share-Based Compensation (Details) $ / shares in Units, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020 USD ($) $ / shares shares	Jun. 30, 2019 USD ($) shares	Dec. 31, 2019 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation | $	$ 1,282	$ 858
Management [Member] | Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation, Grants in Period			1,359,375
2019 Plan [Member] | Common Class A [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period		0
2019 Plan [Member] | Management [Member] | Common Class A [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term of Equity Incentive Plan	10 years
Maximum number of shares approved under Equity Incentive Plan	1,812,500
2019 Plan [Member] | Management [Member] | Common Class A [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum Number of shares granted in any one calendar year	12,500
Maximum Value of shares granted in any one calendar year | $	$ 100,000
2019 Plan [Member] | Management [Member] | Incentive Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares approved under Equity Incentive Plan	1,359,375
Number of members granted with restricted stock units	4
Number of tranches	4
2019 Plan [Member] | Management [Member] | Incentive Stock [Member] | First Tranche [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock share based compensation vesting period	3 years
2019 Plan [Member] | Management [Member] | Incentive Stock [Member] | Second Tranche [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share price | $ / shares	$ 8
Number of consecutive trading days	60 days
2019 Plan [Member] | Management [Member] | Incentive Stock [Member] | Third Tranche [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share price | $ / shares	$ 11
Number of consecutive trading days	60 days
2019 Plan [Member] | Management [Member] | Incentive Stock [Member] | Fourth Tranche [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share price | $ / shares	$ 14
Number of consecutive trading days	60 days